Employee Benefits - Summary of Changes in Projected Benefit Obligation, Plan Assets, Funded Status, Amounts Recognized in Consolidated Balance Sheet and Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pension Plans [Member]
Change In Projected Benefit Obligation
Benefit obligation at beginning of measurement period	$ 7,805	$ 6,829
Service cost	265	235	$ 192
Interest cost	219	235	249
Plan amendments		(18)
Actuarial (gain) loss	(4)	754
Lump sum settlements	(71)	(55)
Benefit payments	(184)	(175)
Benefit obligation at end of measurement period	8,030	7,805	6,829
Change In Fair Value Of Plan Assets
Balance at beginning of period	7,498	5,838
Actual return on plan assets	844	737
Employer contributions	26	1,153
Lump sum settlements	(71)	(55)
Benefit payments	(184)	(175)
Balance at end of period	8,113	7,498	5,838
Funded (Unfunded) Status	83	(307)
Noncurrent benefit asset	776	369
Current benefit liability	(26)	(27)
Noncurrent benefit liability	(667)	(649)
Recognized amount	83	(307)
Net actuarial (loss) gain	(1,989)	(2,557)
Net prior service credit (cost)	16	18
Recognized amount	(1,973)	(2,539)
Postretirement Welfare Plan [Member]
Change In Projected Benefit Obligation
Benefit obligation at beginning of measurement period	38	47
Interest cost	1	1	2
Participants' contributions	4	6
Actuarial (gain) loss	(2)	(4)
Benefit payments	(7)	(13)
Federal subsidy on benefits paid		1
Benefit obligation at end of measurement period	34	38	47
Change In Fair Value Of Plan Assets
Balance at beginning of period		84
Actual return on plan assets		1
Employer contributions	3	5
Participants' contributions	4	6
Benefit payments	(7)	(13)
Other Changes		(83)
Balance at end of period			$ 84
Funded (Unfunded) Status	(34)	(38)
Current benefit liability	(5)	(5)
Noncurrent benefit liability	(29)	(33)
Recognized amount	(34)	(38)
Net actuarial (loss) gain	58	63
Net prior service credit (cost)	8	11
Recognized amount	$ 66	$ 74